DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 1,912,950		$ 1,791,444		$ 1,603,431
Social security taxes	320,232		308,469		276,390
Compensation to Directors and Supervisory Committee	25,819		13,816		12,345
Professional services fees	274,697		99,599		80,706
Technical operator assistance fees	1,317,176		577,187		329,826
Materials	223,940		97,057		85,497
Third parties services	261,779		206,456		183,154
Telecommunications and post expenses	21,776		16,093		9,766
Rents	24,786		10,939		6,818
Transports and freight	68,094		57,869		54,541
Easements	54,076		35,265		38,326
Offices supplies	6,997		5,612		5,159
Travels expenses	85,273		31,035		19,533
Insurance	66,269		52,660		51,962
Property, plant and equipment maintenance	1,265,254		1,005,258		408,504
Depreciation of property, plant and equipment	2,223,083		2,020,216		2,095,419
Taxes and contributions	1,675,901		918,821		703,136
Advertising	4,856		767		737
Doubtful accounts	132,521		(23,395)	[1]	38,142	[1]
Banks expenses	12,150		7,217		4,054
Interests expense	1,675,437		846,366		937,454
Foreign exchange loss	13,122,031		1,117,201		1,486,399
Other financial charges	243,524		167,920		131,536
Derivative financial instruments results	0		0		9,383
Costs of services rendered to third parties	165,277		115,272		84,207
Other expenses	88,000		57,794		57,581
Total	25,271,898		9,536,938		8,714,006
Tax on exports	248,883		1,286		11,081
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	891,140		864,168		796,925
Social security taxes	144,748		135,826		128,245
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	7,047		2,409		2,580
Technical operator assistance fees	838,032		260,036		105,950
Materials	68,688		29,979		28,376
Third parties services	102,315		85,959		72,598
Telecommunications and post expenses	4,196		2,150		553
Rents	7,657		3,161		1,658
Transports and freight	42,231		34,450		33,904
Easements	54,076		35,265		38,326
Offices supplies	2,371		1,665		1,843
Travels expenses	38,173		13,879		9,582
Insurance	38,167		30,744		29,666
Property, plant and equipment maintenance	1,105,531		865,572		294,447
Depreciation of property, plant and equipment	1,612,884		1,569,839		1,527,999
Taxes and contributions	170,521		213,123		160,122
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results					0
Costs of services rendered to third parties	0		0		0
Other expenses	36,501		30,640		26,900
Total	5,164,278		4,178,865		3,259,674
Operating Expenses, Non Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	567,798		469,199		393,027
Social security taxes	84,940		80,500		66,702
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	135,626		4,931		7,002
Technical operator assistance fees	479,144		317,151		223,876
Materials	155,252		67,078		57,121
Third parties services	130,258		103,408		95,078
Telecommunications and post expenses	2,857		1,972		2,211
Rents	10,301		1,581		737
Transports and freight	22,984		19,772		19,347
Easements	0		0		0
Offices supplies	861		585		737
Travels expenses	26,740		5,113		2,764
Insurance	23,695		17,527		18,242
Property, plant and equipment maintenance	144,116		129,280		102,080
Depreciation of property, plant and equipment	342,706		325,104		210,876
Taxes and contributions	20,082		13,395		17,320
Advertising	0		3		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results					0
Costs of services rendered to third parties	165,277		115,272		84,207
Other expenses	27,477		13,545		11,608
Total	2,340,114		1,685,416		1,312,935
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	356,913		357,902		321,349
Social security taxes	69,616		70,258		61,543
Compensation to Directors and Supervisory Committee	25,819		13,816		12,345
Professional services fees	125,232		83,979		64,122
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	19,790		17,089		15,478
Telecommunications and post expenses	14,258		11,196		6,818
Rents	5,946		5,442		4,054
Transports and freight	2,879		3,614		1,290
Easements	0		0		0
Offices supplies	3,130		2,618		2,395
Travels expenses	16,396		8,991		5,344
Insurance	4,404		3,909		3,501
Property, plant and equipment maintenance	15,607		8,639		9,766
Depreciation of property, plant and equipment	267,493		125,273		356,544
Taxes and contributions	2,128		1,186		1,474
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	12,150		7,217		4,054
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results					0
Costs of services rendered to third parties	0		0		0
Other expenses	20,052		12,745		10,690
Total	961,813		733,874		880,767
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	97,099		100,175		92,130
Social security taxes	20,928		21,885		19,900
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	6,792		8,280		7,002
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	9,416		0		0
Telecommunications and post expenses	465		775		184
Rents	882		755		369
Transports and freight	0		33		0
Easements	0		0		0
Offices supplies	635		744		184
Travels expenses	3,964		3,052		1,843
Insurance	3		480		553
Property, plant and equipment maintenance	0		1,767		2,211
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	1,483,170	[2]	691,117	[3]	524,220	[4]
Advertising	4,856		764		737
Doubtful accounts	132,521		(23,395)		38,142
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results					0
Costs of services rendered to third parties	0		0		0
Other expenses	3,970		864		8,383
Total	1,764,701		807,296		695,858
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travels expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	1,675,437		846,366		937,454
Foreign exchange loss	13,122,031		1,117,201		1,486,399
Other financial charges	243,524		167,920		131,536
Derivative financial instruments results					9,383
Costs of services rendered to third parties	0		0		0
Other expenses	0		0		0
Total	$ 15,040,992		$ 2,131,487		$ 2,564,772

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	Includes tax on exports for Ps. 248,883 for the year ended December 31, 2018.
[3]	Includes tax on exports for Ps. 1,286 for the year ended December 31, 2017
[4]	Includes tax on exports of Ps. 11,081 for the year ended December 31, 2016.